Schedule I	9 Months Ended
Sep. 30, 2025
Condensed Financial Information Disclosure [Abstract]
Schedule I

MOUNT LOGAN CAPITAL INC.
Schedule I
Summary of Investments - Other Than Investments in Related Parties

	December 31, 2024
(In thousands)	Cost or amortized cost	Fair value	Amount shown on the balance sheet
Debt securities:
U.S. government and agency	$8,627	$8,075	$8,075
U.S. state, territories and municipalities	6,493	5,252	5,252
Other government and agency	3,219	2,369	2,369
Corporate	276,064	226,249	226,249
Asset and mortgage-backed securities	361,235	355,841	355,841
Total debt securities	655,638	597,786	597,786
Equity securities
Common stock	—	—	—
Preferred stock	14,354	14,052	14,052
Total equity securities	14,354	14,052	14,052
Loans	117,799	114,734	114,734
Mortgage loans	147,640	153,613	147,640
Other invested assets - corporate loans	16,742	16,512	16,742
Other invested assets	5,041	943	943
Total investments — Insurance Solutions	957,214	897,640	891,897
Corporate loans of consolidated VIEs	132,204	125,757	125,757
Equity securities of consolidated VIEs	131	141	141
Total investments - Insurance Solutions, consolidated VIEs	132,335	125,898	125,898
Total investments - Insurance Solutions, including consolidated VIEs	$1,089,549	$1,023,538	$1,017,795